Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

Commodity Derivatives

Our petroleum products blending activities produce gasoline products, and we can estimate the timing and quantities of sales of these products. We use a combination of forward purchase and sales contracts, NYMEX contracts and butane futures agreements to help manage price changes, which has the effect of locking in most of the product margin realized from our blending activities that we choose to hedge.

We account for the forward purchase and sales contracts we use in our blending and fractionation activities as normal purchases and sales. Forward contracts that qualify for and are elected as normal purchases and sales are accounted for using traditional accrual accounting. As of December 31, 2012, we had commitments under these forward purchase and sale contracts as follows (in millions):

	Value	Barrels
Forward purchase contracts	$20.3	0.2
Forward sale contracts	$60.0	0.5

We use NYMEX contracts to hedge against changes in the price of petroleum products we expect to sell in future periods. Our NYMEX contracts fall into one of three categories:

Hedge Type	Hedge Purpose	Accounting Treatment
Qualifies for Hedge Accounting Treatment
Cash Flow Hedge	To hedge the variability in cash flows related to a forecasted transaction.
The effective portion of changes in the value of the hedge are recorded to accumulated other comprehensive income/loss and reclassified to earnings when the forecasted transaction occurs. Ineffectiveness is recognized currently in earnings.

Fair Value Hedge	To hedge against changes in the fair value of a recognized asset or liability.	The effective portion of changes in the value of the hedge are recorded as adjustments to the asset or liability being hedged. Any ineffectiveness is recognized currently in earnings.
Does not Qualify For Hedge Accounting Treatment
Economic Hedge
To effectively serve as either a fair value or a cash flow hedge; however, the derivative agreement does not qualify for hedge accounting treatment or is not designated as a hedge in accordance with ASC 815, Derivatives and Hedging.
Changes in the value of these agreements are recognized currently in earnings.

We also use exchange-traded butane futures agreements, which are not designated as hedges for accounting purposes, to hedge against changes in the price of butane we expect to purchase in the future. Changes in the fair value of these agreements are recognized currently in earnings as adjustments to product purchases.

The table below sets forth the volume of our open NYMEX contracts and butane futures agreements as of December 31, 2012.

Type of Contract/Accounting Methodology	Product Represented by the Contract and Associated Barrels	Maturity Dates
NYMEX - Cash Flow Hedges	0.2 million barrels of refined petroleum products	Between January and March 2013
NYMEX - Fair Value Hedges	0.7 million barrels of crude oil	Between April and November 2013
NYMEX - Economic Hedges	1.6 million barrels of refined petroleum products and crude oil	Between January and April 2013
Butane Futures Agreements - Economic Hedges	0.2 million barrels of butane	Between January and April 2013

At December 31, 2012, we had made margin deposits of $18.3 million for our NYMEX contracts, which were recorded as a current asset under energy commodity derivatives deposits on our consolidated balance sheet. We have the right to offset the combined fair values of our open NYMEX contracts and our open butane futures agreements against our margin deposits under a master netting arrangement with each of our counterparties; however, we have elected to disclose the combined fair values of our open NYMEX and butane futures agreements separately from the related margin deposits on our consolidated balance sheets. Additionally, we have the right to offset the fair values of our NYMEX agreements and butane futures agreements together for each counterparty, which we have elected to do, and we report the combined net balances on our consolidated balance sheets.

Interest Rate Derivatives

Interest Rate Derivatives Activity During 2012. During 2012, we entered into a total of $250.0 million of forward-starting interest rate swap agreements to hedge against the variability of future interest payments on debt that we anticipated issuing to refinance our $250.0 million of 6.45% notes due June 1, 2014. These forward-starting interest rate swap agreements were accounted for as cash flow hedges. In November 2012, we terminated and settled these agreements and realized a gain of $11.0 million. The gain was recorded to other comprehensive income and will be recognized into earnings as an adjustment to our periodic interest accruals for the 30 years of hedged interest payments following the expected debt issuance.

Interest Rate Derivatives Activity During 2011. During 2011, we entered into $100.0 million of interest rate swap agreements, which were accounted for as fair value hedges, to hedge against changes in the fair value of a portion of our $250.0 million of 6.40% notes due 2018. In third quarter 2011, we terminated and settled these interest rate swap agreements and received $5.9 million (excluding $0.2 million of accrued interest), which was recorded as an adjustment to long-term debt that is being amortized over the remaining life of the notes into interest expense.

Interest Rate Derivatives Activity During 2010. In June and August 2009, we entered into $150.0 million and $100.0 million, respectively, of interest rate swap agreements to hedge against changes in the fair value of a portion of the $550.0 million of 6.55% notes due 2019, and we accounted for these agreements as fair value hedges. In May 2010, we terminated and settled $150.0 million of the swaps and received $9.6 million (excluding $1.8 million of accrued interest), which was recorded as an adjustment to long-term debt that is being amortized over the remaining life of the 6.55% notes. In June 2010, we terminated and settled the remaining $100.0 million of swaps and received $6.6 million (excluding $1.5 million of accrued interest), which was recorded as an adjustment to long-term debt that is being amortized over the remaining life of the 6.55% notes into interest expense.
See Comprehensive Income in Note 2—Summary of Significant Accounting Policies for details of derivative activity included in AOCL for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the net gain estimated to be classified to interest expense and product sales revenues over the next twelve months from AOCL is approximately $0.2 million each.

The following table provides a summary of the effect on our consolidated statements of income for the year ended December 31, 2011 of derivatives accounted for under ASC 815-25, Derivatives and Hedging—Fair Value Hedges (in thousands). All of the interest rate swap agreements we entered into during 2012 were designated as cash flow hedges (see discussion of cash flow hedges further below).

		Year Ended December 31, 2011
Derivative Instrument	Location of Gain Recognized on Derivative	Amount of Gain Recognized on Derivative	Amount of Interest Expense Recognized on Fixed-Rate Debt (Related Hedged Item)
Interest rate swap agreements	Interest expense	$1,275	$7,556

At December 31, 2011 and 2012, we had open NYMEX contracts on 0.7 million barrels of crude oil that were designated as fair value hedges. During 2011, because there was no ineffectiveness recognized on these hedges, the cumulative losses of $6.4 million from the agreements were fully offset by a cumulative increase of $6.4 million to tank bottom inventory; therefore, there was no net impact from these agreements on income/expense. During 2012, because there was no ineffectiveness recognized on these hedges, the cumulative losses of $5.7 million from the agreements were fully offset by a cumulative increase of $5.5 million to tank bottom inventory and an increase of $0.2 million to other current assets; therefore, there was no net impact from these agreements on income/expense.
The following is a summary of the effect on our consolidated statements of income for the years ended December 31, 2011 and 2012 of the effective portion of derivatives accounted for under ASC 815-30, Derivatives and Hedging—Cash Flow Hedges, that were designated as hedging instruments (in thousands). See Note 6 - Product Sales Revenues for further details regarding the impact of our NYMEX agreements on product sales.

	Year Ended December 31, 2011
Derivative Instrument	Amount of Gain Recognized in AOCL on Derivative	Location of Gain Reclassified from AOCL into Income	Amount of Gain Reclassified from AOCL into Income
Interest rate swap agreements	$—	Interest expense	$164
NYMEX commodity contracts	7,739	Product sales revenues	7,739
Total cash flow hedges	$7,739	Total	$7,903

	Year Ended December 31, 2012
Derivative Instrument	Amount of Gain Recognized in AOCL on Derivative	Location of Gain Reclassified from AOCL into Income	Amount of Gain Reclassified from AOCL into Income
Interest rate swap agreements	$10,977	Interest expense	$164
NYMEX commodity contracts	2,912	Product sales revenues	2,760
Total cash flow hedges	$13,889	Total	$2,924

There was no ineffectiveness recognized on the financial instruments disclosed in the above tables during the years ended December 31, 2011 and 2012.
The following table provides a summary of the effect on our consolidated statements of income for the years ended December 31, 2011 and 2012 of derivatives accounted for under ASC 815-10-35; Derivatives and Hedging—Overall—Subsequent Measurement, that were not designated as hedging instruments (in thousands):

		Amount of Gain (Loss) Recognized on Derivative
		Year Ended December 31,
Derivative Instrument	Location of Gain (Loss) Recognized on Derivative	2011	2012
NYMEX commodity contracts	Product sales revenues	$(23,218)	$(36,959)
NYMEX commodity contracts	Operating expenses	(331)	(2,055)
Butane futures agreements	Product purchases	(14)	1,203
	Total	$(23,563)	$(37,811)

The following tables provide a summary of the amounts included on our consolidated balance sheets of the fair value of derivatives accounted for under ASC 815, Derivatives and Hedging, that were designated as hedging instruments as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$31	Energy commodity derivatives contracts	$—
NYMEX commodity contracts	Other noncurrent assets	—	Other noncurrent liabilities	6,457
		$31		$6,457

	December 31, 2012
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$473	Energy commodity derivatives contracts	$207

The following tables provide a summary of the amounts included on our consolidated balance sheets of the fair value of derivatives accounted for under ASC 815, Derivatives and Hedging, that were not designated as hedging instruments as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$6,403	Energy commodity derivatives contracts	$1,514
Butane futures agreements	Energy commodity derivatives contracts	28	Energy commodity derivatives contracts	34
	Total	$6,431	Total	$1,548
	December 31, 2012
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$227	Energy commodity derivatives contracts	$8,954
Butane futures agreements	Energy commodity derivatives contracts	1,350	Energy commodity derivatives contracts	227
	Total	$1,577	Total	$9,181